UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10549

Nuveen Pennsylvania Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Pennsylvania Dividend Advantage Municipal Fund 2 (NVY)
	July 31, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 20.7% (14.1% of Total Investments)
$ 1,000	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	$ 1,161,700
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
100	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie	3/22 at 100.00	AA–	124,249
	Mellon University, Series 2012A, 5.000%, 3/01/24
800	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/15 at 102.00	N/R	826,952
	Immaculata University, Series 2005, 5.500%, 10/15/25
720	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BBB–	750,089
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
450	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern Univsersity, Series	10/16 at 100.00	N/R	433,197
	2006, 4.500%, 10/01/27 – RAAI Insured
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
340	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A+	373,990
165	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A+	180,754
180	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon	5/17 at 100.00	N/R	182,491
	University, Series 2007-GG3, 5.000%, 5/01/32 – RAAI Insured
1,265	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology,	5/22 at 100.00	A	1,400,912
	Series 2012, 5.000%, 5/01/32
200	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/20 at 100.00	BBB+	219,672
	University, Series 2010, 5.625%, 4/01/40
80	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 –	5/17 at 100.00	N/R	82,318
	RAAI Insured
1,050	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/18 at 100.00	Aa2	1,184,253
	Higher Education, Series 2008AH, 5.000%, 6/15/33
285	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	298,170
	2006, 4.750%, 5/01/31
610	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	11/17 at 100.00	A	657,293
	2007A, 5.000%, 5/01/37 – NPFG Insured
600	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Gwynedd Mercy College,	No Opt. Call	BBB–	626,568
	Series 2012-KK1, 5.375%, 5/01/42
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/16 at 100.00	Aa3	908,808
	Series of 2006, 5.000%, 4/01/21 – NPFG Insured
530	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership	1/13 at 102.00	N/R	381,823
	Learning Partners, Series 2005A, 5.375%, 7/01/36
120	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter	8/20 at 100.00	BBB+	135,636
	School Project, Series 2010, 6.000%, 8/01/35
270	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen	5/16 at 100.00	BBB–	275,559
	Preparatory Charter School, Series 2006, 6.250%, 5/01/33
600	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Northampton	3/21 at 100.00	A1	696,246
	County Area Community College, Series 2011, 5.500%, 3/01/31
1,000	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds,	4/13 at 100.00	Aa2	1,032,920
	Bucknell University, Series 2002A, 5.250%, 4/01/20
50	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series	11/20 at 100.00	A	55,351
	2010, 5.000%, 11/01/40
11,215	Total Education and Civic Organizations			11,988,951
	Health Care – 23.0% (15.7% of Total Investments)
625	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	4/15 at 100.00	Ba2	594,794
	General Hospital, Series 2005A, 5.125%, 4/01/35
520	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series	No Opt. Call	N/R	528,970
	2005, 6.000%, 11/15/16
650	Beaver County Hospital Authority, Pennsylvania, Revenue Bonds, Heritage Valley Health System,	5/21 at 100.00	AA–	741,182
	Inc., Series 2012, 5.000%, 5/15/26
835	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical	5/22 at 100.00	AA	920,613
	Center Project, Series 2012A, 5.000%, 11/01/44
595	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Series 2011,	12/21 at 100.00	AA–	678,824
	5.375%, 12/01/41
200	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/22 at 100.00	A	216,034
	System Project, Series 2012, 5.000%, 6/01/42 (WI/DD, Settling 8/07/12)
300	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health	7/20 at 100.00	Ba2	329,964
	Center Project, Series 2010A, 7.000%, 7/01/27
95	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/17 at 100.00	Aa3	101,517
	2007, 5.000%, 11/01/37 – CIFG Insured
835	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg	7/20 at 100.00	A+	904,272
	Hospital Project, Series 2010, 5.375%, 7/01/42
270	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton	7/16 at 100.00	N/R	275,038
	County Medical Center Project, Series 2006, 5.900%, 7/01/40
475	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster	1/22 at 100.00	AA–	613,325
	General Hospital Project, Tender Option Bond 4234, 13.500%, 1/01/36 (IF)
600	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan	11/12 at 101.00	BB+	607,836
	Hospital Project, Series 2002, 5.900%, 11/15/28
740	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	7/18 at 100.00	AA–	794,945
	Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured
1,155	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/17 at 100.00	AA–	1,238,807
	Series 2007, 5.000%, 11/01/37 – AGC Insured
145	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,	1/22 at 100.00	A	154,347
	Series 2012A, 5.000%, 1/01/41
160	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,	1/17 at 100.00	A	165,936
	Series 2007, 5.125%, 1/01/37
350	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds,	6/22 at 100.00	A	396,928
	Abington Memorial Hospital Obligated Group, Series 2012, 5.000%, 6/01/31 (WI/DD,
	Settling 8/02/12)
175	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	201,345
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
925	Montgomery County Industrial Development Authority, Pennsylvania, Health Facilities Revenue	4/22 at 100.00	AA	1,019,961
	Bonds, Jefferson Health System, Series 2012A, 5.000%, 10/01/41
620	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	8/22 at 100.00	AA–	689,539
	Pennsylvania Health System, Series 2012A, 5.000%, 8/15/42
450	Philadelphia Hospitals and Higher Education Facilities Authoirty, Pennsylvania, Hospital	7/22 at 100.00	BBB–	471,578
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A,
	5.625%, 7/01/42
300	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	329,253
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
350	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	No Opt. Call	AA	465,742
	Revenue Bonds, Children’s Hospital of Philadelphia, Tender Option Bond Trust 3975,
	13.490%, 7/01/19 (IF)
335	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy	1/21 at 100.00	BBB+	395,518
	Spirit Hospital of the Sisters of Christian Charity Project, Series 2011, 6.500%, 1/01/36
	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy
	Spirit Hospital of the Sisters of Christian Charity, Series 2011B:
220	5.625%, 1/01/32	1/22 at 100.00	BBB+	246,987
250	5.750%, 1/01/41	1/22 at 100.00	BBB+	282,885
12,175	Total Health Care			13,366,140
	Housing/Multifamily – 2.0% (1.3% of Total Investments)
200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	BBB–	224,742
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/15 at 100.00	BBB+	813,848
	Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured
120	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa3	120,838
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35
1,120	Total Housing/Multifamily			1,159,428
	Housing/Single Family – 7.4% (5.1% of Total Investments)
245	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A,	10/15 at 100.00	AA+	249,839
	4.900%, 10/01/37 (Alternative Minimum Tax)
95	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A,	4/15 at 100.00	AA+	98,175
	4.950%, 10/01/26 (Alternative Minimum Tax)
470	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A,	10/15 at 100.00	AA+	483,856
	5.150%, 10/01/37 (Alternative Minimum Tax)
110	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A,	4/15 at 100.00	AA+	113,677
	4.950%, 10/01/26 (Alternative Minimum Tax) (UB)
1,100	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A,	10/16 at 100.00	AA+	1,139,061
	4.600%, 10/01/27 (Alternative Minimum Tax) (UB)
375	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A,	10/16 at 100.00	AA+	388,283
	4.850%, 10/01/31 (Alternative Minimum Tax) (UB)
325	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A,	10/15 at 100.00	AA+	334,582
	5.150%, 10/01/37 (Alternative Minimum Tax) (UB)
225	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-95A,	10/15 at 100.00	AA+	229,444
	4.900%, 10/01/37 (Alternative Minimum Tax) (UB)
400	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2011-112,	10/20 at 100.00	AA+	449,992
	5.000%, 10/01/25
665	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option Bonds	4/21 at 100.00	AA+	833,265
	Trust 3950, 12.481%, 4/01/27 (IF)
4,010	Total Housing/Single Family			4,320,174
	Industrials – 0.5% (0.3% of Total Investments)
255	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding	11/22 at 100.00	A1	286,245
	Bonds, Amtrak Project, Series 2012A, 5.000%, 11/01/27 (Alternative Minimum Tax)
	Long-Term Care – 9.4% (6.4% of Total Investments)
	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Lutheran Community
	at Telford Center, Series 2007:
250	5.750%, 1/01/27	1/17 at 100.00	N/R	255,895
400	5.750%, 1/01/37	1/17 at 100.00	N/R	403,852
1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	1,090,660
	Ministries Project, Series 2009, 6.375%, 1/01/39
300	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/17 at 100.00	BBB+	303,183
	Ministries, Series 2007, 5.000%, 1/01/36
300	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc. Project, Series 2010,	6/17 at 100.00	BBB	313,587
	5.000%, 6/01/21
205	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes	11/16 at 100.00	A	213,456
	Project, Series 2006, 5.000%, 11/01/36
185	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project,	7/17 at 100.00	N/R	199,227
	Series 2008A, 6.375%, 7/01/30
785	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds,	12/14 at 100.00	N/R	796,571
	Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26
200	Montgomery Count Inudustrial Development Authority, Pennsylvania, Revenue Refunding Bonds,	5/22 at 100.00	A–	219,884
	ACTS Retirement-Life Communities, Inc. , Series 2012, 5.000%, 11/15/26
	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human
	Services Inc., Series 1998A:
870	5.250%, 6/01/14	10/12 at 100.00	BB	870,914
50	5.125%, 6/01/18	10/12 at 100.00	BB	50,017
750	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	7/13 at 100.00	Baa1	754,725
	Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/23 – AMBAC Insured
5,295	Total Long-Term Care			5,471,971
	Materials – 2.5% (1.7% of Total Investments)
400	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States	No Opt. Call	BB	409,536
	Steel Corporation, Series 2005, 5.500%, 11/01/16
280	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	301,048
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/12 at 100.00	N/R	731,438
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)
1,430	Total Materials			1,442,022
	Tax Obligation/General – 20.3% (13.8% of Total Investments)
4,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	A+	4,685,720
	Series 2002, 5.750%, 7/01/17 (UB)
1,375	Heidelberg, Lebanon County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2011,	12/16 at 100.00	A	1,452,316
	5.125%, 12/01/46
1,000	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2008B, 5.000%, 12/15/27 –	6/18 at 100.00	AA–	1,047,350
	AGM Insured
375	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%,	No Opt. Call	AA	451,031
	6/01/34 – FGIC Insured
725	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A2	886,675
950	Pine-Richland School District, Pennsylvania, General Obligation Bonds, School Improvement	7/15 at 100.00	AA–	993,881
	Series 2005, 5.000%, 7/15/35 – AGM Insured
225	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – AGM Insured	No Opt. Call	AA–	257,162
2,510	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B,	No Opt. Call	A	1,147,873
	0.000%, 1/15/32 – FGIC Insured
180	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004,	9/13 at 100.00	BBB	171,855
	5.000%, 9/15/33 – FGIC Insured
600	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 –	12/15 at 100.00	AA	662,736
	NPFG Insured
11,940	Total Tax Obligation/General			11,756,599
	Tax Obligation/Limited – 18.6% (12.7% of Total Investments)
1,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills	7/15 at 101.00	N/R	1,032,170
	Project, Series 2004, 5.600%, 7/01/23
1,500	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/19 at 100.00	AA–	1,679,985
	Program, Series 2009C, 5.125%, 10/01/36 – AGC Insured
4,000	Harrisburg Parking Authority, Pennsylvania, Guaranteed Revenue Refunding Bonds, Series 2001J,	9/12 at 100.00	Baa2	3,812,359
	5.000%, 9/01/22 – NPFG Insured
610	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Lien Series 2003A,	12/18 at 100.00	AA	677,454
	5.000%, 12/01/32 – NPFG Insured
1,200	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%,	No Opt. Call	AA–	1,467,012
	7/15/18 – AGM Insured
660	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room	8/22 at 100.00	AA–	767,857
	Excise Tax Revenue Bonds, Refunding Series 2012, 5.000%, 2/01/26 – AGC Insured
800	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	Baa1	884,768
	7/01/33 – NPFG Insured
710	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	232,298
	0.000%, 7/01/32 – FGIC Insured
240	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax	7/17 at 100.00	N/R	246,115
	Increment Bonds, Series 2006A, 5.450%, 7/01/35
10,720	Total Tax Obligation/Limited			10,800,018
	Transportation – 12.2% (8.3% of Total Investments)
130	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds,	7/13 at 100.00	A2	135,309
	Series 2003, 5.250%, 7/01/17
720	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A–	792,706
	5.000%, 1/01/40
1,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/14 at 100.00	BBB+	1,019,630
	Station Parking Garage, Series 2002, 5.875%, 6/01/33 – ACA Insured (Alternative Minimum Tax)
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue
	Bonds, Series 2010A:
875	0.000%, 12/01/34	12/20 at 100.00	AA	823,708
250	5.000%, 12/01/38	12/19 at 100.00	AA	277,213
1,000	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/21 at 100.00	AA	1,127,420
	Revenue, Series 2011B, 5.000%, 12/01/41
670	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 –	6/16 at 100.00	Aa3	758,608
	AMBAC Insured
150	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series	12/19 at 100.00	A–	162,366
	2009B-1, 5.000%, 12/01/37
1,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA–	1,034,580
	6/01/33 – AGM Insured
1,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	1/13 at 100.00	Baa3	959,870
	Series 2003A, 5.000%, 1/01/28 – AMBAC Insured (Alternative Minimum Tax)
6,795	Total Transportation			7,091,410
	U.S. Guaranteed – 15.1% (10.3% of Total Investments) (4)
1,155	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennswood Village	10/12 at 101.00	N/R (4)	1,177,546
	Project, Series 2002A, 6.000%, 10/01/34 (Pre-refunded 10/01/12)
1,740	Butler County, Pennsylvania, Butler Area School District, General Obligation Bonds, Series	10/12 at 100.00	BBB (4)	1,747,290
	2002A, 5.375%, 10/01/26 (Pre-refunded 10/01/12) – FGIC Insured
1,000	Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds,	1/13 at 101.00	N/R (4)	1,038,560
	Wesley Affiliated Services Inc., Series 2002A, 7.125%, 1/01/25 (Pre-refunded 1/01/13)
	Greensburg Salem School District, Westmoreland County, Pennsylvania, General Obligation
	Refunding Bonds, Series 2002:
725	5.375%, 9/15/15 (Pre-refunded 9/15/12) – FGIC Insured	9/12 at 100.00	A+ (4)	729,618
1,000	5.375%, 9/15/16 (Pre-refunded 9/15/12) – FGIC Insured	9/12 at 100.00	A+ (4)	1,006,370
1,100	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2002B, 0.000%, 11/15/21	11/12 at 57.98	N/R (4)	637,175
	(Pre-refunded 11/15/12) – NPFG Insured
315	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne	1/17 at 100.00	Baa1 (4)	374,727
	Charter High School, Series 2006A, 5.250%, 1/01/27 (Pre-refunded 1/01/17)
1,650	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	8/13 at 100.00	AA– (4)	1,733,159
	5.250%, 8/01/20 (Pre-refunded 8/01/13) – AGM Insured
45	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	BBB (4)	56,273
	NPFG Insured (ETM)
225	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A+ (4)	250,040
	Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)
8,955	Total U.S. Guaranteed			8,750,758
	Utilities – 2.5% (1.7% of Total Investments)
145	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AA–	150,388
	5.000%, 9/01/26 – AGM Insured
1,240	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 –	10/17 at 100.00	BBB+	1,289,364
	AMBAC Insured
1,385	Total Utilities			1,439,752
	Water and Sewer – 12.6% (8.6% of Total Investments)
4,500	Bucks County Industrial Development Authority, Pennsylvania, Water Facility Revenue Bonds,	10/12 at 100.00	AA–	4,507,645
	Pennsylvania Suburban Water Company, Series 2002, 5.550%, 9/01/32 – NPFG Insured
	(Alternative Minimum Tax)
245	Bucks County Water and Sewer Authority, Pennsylvania, Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA–	357,720
	4015, 13.220%, 12/01/19 (IF) (5)
600	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/14 at 100.00	AA–	604,416
	2004, 5.000%, 7/15/22 – AGM Insured
400	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue	12/19 at 100.00	A	449,816
	Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39
500	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Bonds, Aqua	10/19 at 100.00	AA–	557,040
	Pennsylvania, Inc. Project, Series 2009A, 5.000%, 10/01/39
750	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/21 at 100.00	A1	840,967
6,995	Total Water and Sewer			7,317,604
$ 82,290	Total Investments (cost $79,875,635) – 146.8%			85,191,072
	Floating Rate Obligations – (7.4)%			(4,270,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (42.3)% (6)			(24,550,000)
	Other Assets Less Liabilities – 2.9%			1,679,712
	Net Assets Applicable to Common Shares – 100%			$ 58,050,784

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:

    Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

    Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

    Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$85,191,072	$ —	$85,191,072

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2012, the cost of investments was $75,948,104.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2012, were as follows:

Gross unrealized:
Appreciation	$5,789,446
Depreciation	(816,363)
Net unrealized appreciation (depreciation) of investments	$4,973,083

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.8%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Pennsylvania Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 28, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 28, 2012